Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	As of June 30,
	2020	2019
Equipment	$737,833	$590,771
Office Furniture	130,026	126,279
Automobiles	78,206	80,486
Leasehold improvements	416,936	416,724
Construction in progress	73,672	-
Total	1,436,673	1,214,260
Less: accumulated depreciation	(984,201)	(647,669)
Property and equipment, net	$452,472	$566,591